Expense Example	Jun. 24, 2026 USD ($)
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF | TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	281
TappAlpha Small-Cap Growth & Daily Income ETF | TappAlpha Small-Cap Growth & Daily Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	$ 218